Other Liabilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Liabilities [Line Items]
Restructuring costs	$ 71	$ 231	$ 131
Remaining cost expected to be incurred for existing restructuring plans	$ 9
Fire-fighting vehicle plants [Member]
Other Liabilities [Line Items]
Number of vehicle plants closed	4
Bus assembly plants [Member]
Other Liabilities [Line Items]
Number of vehicle plants closed			2